Inventories (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories Line Items
Cost of inventories recognised as expense	$ 159,154	$ 126,400
Provision for inventory write off	1,663	1,384
Inventory write-down	2,107	1,365
Supplies and spare parts
Inventories Line Items
Inventories, at net realisable value	9,045	6,561
Stockpile and concentrate
Inventories Line Items
Inventories, at net realisable value	$ 794	$ 375